Note 5 - Accounting Policies and New Standards Adopted - Interim Consolidated Statements of Comprehensive Income (Loss) IFRS 15 Effect (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Sales	$ 876,457	$ 847,706
Cost of sales	722,925	690,143
Gross profit	153,532	157,563			$ 636,896	$ 690,862
Administrative	55,682	48,631
Selling and marketing	50,543	58,076
Other operating expenses	27,818	34,976
	134,043	141,683
Operating profit before the following	19,489	15,880
Finance costs	(16,340)	(11,990)
Change in fair value of derivative instruments and other	(36,556)	110,617
Other income	(55)	1,599
Loss before income taxes	(33,462)	116,106	$ (33,462)	$ 116,106
Total tax expense (income)	7,961	6,797
Loss for the period	(41,423)	109,309			$ 367,842	$ 97,522
Profit (loss) as per consolidated statement of income	(41,377)	103,858
Non-controlling interest	$ (46)	$ 5,451
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.29)	$ 0.69
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.29)	$ 0.52
IAS 18 [member]
Statement Line Items [Line Items]
Sales	$ 876,457
Cost of sales	722,925
Gross profit	153,532
Administrative	55,682
Selling and marketing	59,806
Other operating expenses	27,818
	143,306
Operating profit before the following	10,226
Finance costs	(16,340)
Change in fair value of derivative instruments and other	(36,556)
Other income	(55)
Loss before income taxes	(42,725)
Total tax expense (income)	7,961
Loss for the period	(50,686)
Profit (loss) as per consolidated statement of income	(50,640)
Non-controlling interest	$ (46)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.35)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.35)
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Sales
Cost of sales
Gross profit
Administrative
Selling and marketing	(9,263)
Other operating expenses
	(9,263)
Operating profit before the following	9,263
Finance costs
Change in fair value of derivative instruments and other
Other income
Loss before income taxes	9,263
Total tax expense (income)
Loss for the period	9,263
Profit (loss) as per consolidated statement of income	9,263
Non-controlling interest
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.06
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.06
IFRS 15 [member]
Statement Line Items [Line Items]
Sales	$ 876,457
Cost of sales	722,925
Gross profit	153,532
Administrative	55,682
Selling and marketing	50,543
Other operating expenses	27,818
	134,043
Operating profit before the following	19,489
Finance costs	(16,340)
Change in fair value of derivative instruments and other	(36,556)
Other income	(55)
Loss before income taxes	(33,462)
Total tax expense (income)	7,961
Loss for the period	(41,423)
Profit (loss) as per consolidated statement of income	(41,377)
Non-controlling interest	$ (46)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.29)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.29)